Financial Instruments and Financial Risk Management (Details) - $ / shares						6 Months Ended
	Feb. 03, 2022	Feb. 01, 2022	Nov. 28, 2017	Mar. 29, 2017	Dec. 06, 2016	Jun. 30, 2022
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						102.37%
Risk-free interest percentage						3.00%
Expected term						5 years
Warrants price per share (in Dollars per share)		$ 4.2				$ 1.11
ClearMind investment percentage	8)ClearMind investment – On February 3, 2022, the Company invested in ClearMind USD 1.25 thousands in consideration for 1,987,344 units, comprised of one Common Share and one warrant to purchase one Common Share. Additionally, each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD $2.00 per share. The transaction closed on April 25, 2022.
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage			64.64%	63.20%	63.32%
Risk-free interest percentage			0.19%	0.19%	0.19%
Expected term			5 years 6 months	5 years	5 years 6 months
SAFO Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						89.84%
Risk-free interest percentage						0.97%
Expected term						3 years
Warrants price per share (in Dollars per share)						$ 7.56
Warrant description						8)SAFO warrants- the Company used the Black-Scholes model, using the following principal assumptions: share price: USD 7.56, expected volatility of 78.86%, risk-free interest of 0.97%, expected term of 3 years following the grant date. The asset amount is adjusted at each statement of financial position date based on the then relevant assumptions, until the earlier of full exercise or expiration.
Polyrizon Options [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						80.69%
Risk-free interest percentage						2.80%
Expected term						2 years 9 months 7 days
Warrants price per share (in Dollars per share)						$ 0.0544
Polyrizon Options [Member] | Non-IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						87.86%
Risk-free interest percentage						0.85%
Expected term						2 years 9 months 7 days
Warrants price per share (in Dollars per share)						$ 0.0544
Polyrizon Options [Member] | IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						93.76%
Risk-free interest percentage						0.97%
Expected term						3 years 6 months 18 days
Expected IPO share price percentage						120.00%
IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						98.86%
Risk-free interest percentage						3.00%
Expected term						3 years 6 months 18 days
Share price percentage						120.00%
Black & Scholes Option [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						107.46%
Risk-free interest percentage						1.43%
Expected term						18 months
Warrants price per share (in Dollars per share)						$ 1.57
Black & Scholes Option [Member] | Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage			63.20%
Risk-free interest percentage			0.19%
Expected term			5 years 6 months
Binomial Option [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Risk-free interest percentage						3.10%
Expected term						18 months
Anti-Dilution [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Warrant description						2)Anti-dilution feature - the Company used the Black-Scholes model, using the following principal assumptions: share price: NIS 1.45, 25% probability for the occurrence of an anti-dilution event, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the issuance date.
Scoutcam Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						49.50%
Risk-free interest percentage						0.65%
Expected term						3 years
Warrants price per share (in Dollars per share)						$ 6.3
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Warrant description						4)Gix Internet warrants - the Company used the Black-Scholes model, using the following principal assumptions: share price of NIS 1.45, expected volatility of 46.85%, risk-free interest of 0.67%, expected term of 3 years following the grant date.
Maris Investment [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Warrants price per share (in Dollars per share)		4.2
Nasdaq price per share (in Dollars per share)		$ 3.15
Maris Investment [Member] | Non-IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						63.20%
Risk-free interest percentage						0.24%
Expected term						2 years 6 months
Warrants price per share (in Dollars per share)						$ 3.15
Maris Investment [Member] | IPO [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility percentage						55.81%
Risk-free interest percentage						0.81%
Expected term						5 years
Warrants price per share (in Dollars per share)						$ 3.15